Reserves	12 Months Ended
Dec. 31, 2018
Disclosure Of Reserves Within Equity [Abstract]
Reserves
25.	RESERVES

The following table highlights the classes of reserves included in the Corporation’s equity:

In thousands of U.S. Dollars	Acquisition reserve	Warrants	Equity	Treasury	Cumulative translation	Available for sale investments	Financial assets at FVOCI	Cash flow hedging	Other	Total
Balance – January 1, 2017	—	14,638	31,142	(30,035)	77,171	(9,983)	—	(48,335)	1,249	35,847
Cumulative translation adjustments	—	—	—	—	(189,012)	—	—	—	—	(189,012)
Stock-based compensation	—	—	10,622	—	—	—	—	—	—	10,622
Exercise of equity awards	—	—	(5,258)	—	—	—	—	—	—	(5,258)
Realized (losses) gains	—	—	—	—	—	(37,090)	—	160,069	—	122,979
Unrealized gains (losses)	—	—	—	—	—	32,474	—	(151,311)	—	(118,837)
Reclassification *	—	50	—	—	(8,868)	9,197	—	—	(379)	—
Deferred tax on stock-based compensation	—	—	359	—	—	—	—	—	—	359
Other	—	—	—	493	—	—	—	5,594	(5,127)	960
Balance – December 31, 2017	—	14,688	36,865	(29,542)	(120,709)	(5,402)	—	(33,983)	(4,257)	(142,340)
Impact of adoption of IFRS 9	—	—	—	—	—	45	168	—	—	213
Reclassification **	—	—	—	—	15	5,357	—	—	(5,372)	—
Balance - January 1, 2018 (restated) (note 4)	—	14,688	36,865	(29,542)	(120,694)	—	168	(33,983)	(9,629)	(142,127)
Cumulative translation adjustments	—	—	—	—	(93,350)	—	—	—	—	(93,350)
Stock-based compensation	—	—	12,806	—	—	—	—	—	—	12,806
Exercise of stock options and release of equity awards	—	—	(6,982)	—	—	—	—	—	—	(6,982)
Re-allocation from warrants reserve to share capital for exercised warrants	—	(14,688)	—	—	—	—	—	—	—	(14,688)
Realized gains (losses)	—	—	—	—	—	—	(311)	(45,271)	—	(45,582)
Unrealized (losses) gains	—	—	—	—	—	—	(339)	41,201	—	40,862
Deferred Tax on Re-measurements	—	—	—	—	—	—	53	—	—	53
Reversal of deferred tax on stock-based compensation	—	—	(359)	—	—	—	—	—	—	(359)
Impairment of debt instruments at FVOCI	—	—	—	—	—	—	(84)	—	—	(84)
Further acquisition of subsidiary	(220,023)	—	—	—	—	—	—	—	(155)	(220,178)
Balance – December 31, 2018	(220,023)	—	42,330	(29,542)	(214,044)	—	(513)	(38,053)	(9,784)	(469,629)

* During the year ended December 31, 2017, the principal reclassification made by the Corporation was $9.2 million from the Cumulative translation adjustments reserve to the “Available-for-sale investments” reserve to correct an error in a previous period.

** Upon adoption of IFRS 9, the Corporation reclassified amounts in the available for sale investments reserve to the financial assets at FVOCI reserve. The Corporation identified $5.4 million of other reserves not directly related to available for sale investments and reclassified this balance the other reserve.

Acquisition reserve

On February 27, 2018, a subsidiary of the Corporation completed its acquisition of a 62% interest in BetEasy. On April 24, 2018, a subsidiary of the Corporation acquired an additional 18% interest in BetEasy and on the same date, BetEasy completed its acquisition of 100% of TSGA. The carrying amounts of the controlling and non-controlling interest were adjusted to reflect the changes in the Corporation’s equity interest in BetEasy. The change in carrying amounts were recognized directly in equity in acquisition reserve and any difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration paid was attributed to the Corporation.

Cumulative translation adjustments

Exchange differences relating to the translation of the net assets of the Corporation’s foreign operations from their functional currency into the Corporation’s presentational currency are recognized directly in the Cumulative translation adjustment reserve. This reserve also recognizes the realized and unrealized gains and losses in derivative instruments designated as net investment hedges. See note 19.

Cash flow hedging reserve

This reserve recognizes realized and unrealized gains and losses in derivative instruments designated as cash flow hedges. See note 19.

Stock Options

The following table provides information about outstanding stock options issued under the Plans:

	As at December 31, 2018		As at December 31, 2017
	Number of options	Weighted Average exercise price CDN $	Number of options	Weighted Average exercise price CDN $
Beginning balance	6,875,616	25.24	10,358,475	20.54
Transactions during the period:
Issued	—	—	202,000	18.30
Exercised	(1,731,761)	23.23	(2,899,184)	7.47
Forfeited	(401,925)	19.17	(785,675)	27.56
Ending balance	4,741,930	26.49	6,875,616	25.24

No stock options were granted during the year ended December 31, 2018 (December 31, 2017 - the Corporation granted an aggregate of 202,000 stock options under the Plans).

The outstanding stock options issued under the Plans are exercisable at prices ranging from CDN$2.85 to CDN$35.30 per share and have a weighted average contractual term of 3.17 years.

The weighted average exercise price of options exercised during the year ended December 31, 2018 was CDN$23.23 (December 31, 2017 – CDN$7.47).

A summary of exercisable options per stock option grant under the Plans is as follows:

	Outstanding options		Exercisable options
Exercise price CDN $	Number of options	Weighted average outstanding maturity period (years)	Number of options	Weighted average outstanding maturity period (years)
0.01 to 8.00	36,500	0.81	36,500	0.81
8.01 to 16.00	40,000	4.03	20,000	4.03
16.01 to 24.00	1,470,150	3.60	1,123,325	3.40
24.01 to 32.00	2,336,328	2.88	2,198,128	2.84
32.01 to 40.00	858,952	3.30	690,677	3.26
	4,741,930	3.17	4,068,630	3.05

The Corporation recorded a compensation expense for the year ended December 31, 2018 of $12.8 million (December 31, 2017 – $10.6 million). As at December 31, 2018, the Corporation had $0.7 million of unrecognized compensation expense related to the issuance of stock options to be recorded in future periods.

The stock options issued during the year ended December 31, 2017 were accounted for at their grant date fair value of $579,000 as determined by the Black-Scholes-Merton valuation model using the following weighted-average assumptions:

2017
Expected volatility	55%
Expected life	4.75 years
Expected forfeiture rate	17%
Risk-free interest rate	1.02%
Dividend yield	Nil
Weighted average share price	CDN $18.30
Weighted average fair value of options at grant date	CDN $4.46

The expected life of the options was estimated using the average of the vesting period and the contractual life of the options. The expected volatility was estimated based on the Corporation’s public trading history on the TSX for the 4.75 years preceding the grant. The expected forfeiture rate was estimated based on a combination of historical forfeiture rates and expected turnover rates.

RSUs

The following table provides information about outstanding RSUs issued by the Corporation under the 2015 Equity Incentive Plan.

	2018 No. of units	Weighted Average Fair Value	2017 No. of units	Weighted Average Fair Value
Balance as at January 1	141,064	$22.46	—	—
Issued	123,833	$31.92	153,064	$22.41
Vested and settled	(35,268)	$22.47	(12,000)	$21.80
Forfeited	(9,429)	$22.58	—	—
Balance as at December 31	220,200	$29.72	141,064	$22.46

PSUs

The following table provides information about outstanding PSUs issued by the Corporation under the 2015 Equity Incentive Plan. In addition to the issued and outstanding PSUs, the Corporation will issue additional PSUs of up to 50% upon the achievement of market vesting conditions.

	2018 No. of units	Weighted Average Fair Value	2017 No. of units	Weighted Average Fair Value
Balance as at January 1	282,036	$22.47	—	—
Issued	423,374	$30.09	282,036	$22.47
Vested and settled	—	—	—	—
Forfeited	(19,464)	$22.58	—	—
Balance as at December 31	685,946	$27.17	282,036	$22.47

DSUs

The following table provides information about outstanding DSUs issued by the Corporation under the 2015 Equity Incentive Plan.

	2018 No. of units	Weighted Average Fair Value	2017 No. of units	Weighted Average Fair Value
Balance as at January 1	92,703	$15.26	—	—
Issued	133,383	$22.96	92,703	$15.26
Vested and settled	(24,831)	$23.17	—	—
Forfeited	—	—	—	—
Balance as at December 31	201,255	$19.39	92,703	$15.26

Dividend Equivalents

During the years ended December 31, 2018 and 2017, no dividends were declared.

Warrants

The following table provides information about outstanding warrants at December 31, 2018 and 2017:

	As at December 31, 2018		As at December 31, 2017
	Number of warrants	Weighted Average exercise price CDN $	Number of warrants	Weighted Average exercise price CDN $
Beginning balance	4,000,000	19.17	4,000,000	19.17
Issued	—	—	—	—
Exercised	(4,000,000)	19.17	—	—
Expired	—	—	—	—
Ending balance	—	—	4,000,000	19.17